Financial Instruments (Details 1)	Sep. 30, 2023 USD ($)
Statement [Line Items]
Trade and other payables	$ 8,429,000
Lease liability	5,150
Promissory notes	3,500,000
Short term loans	1,026,000
Working capital facility	11,821,000
Other payable	2,164,000
Total financial liabilities	32,090,000
Financial Liabilities 2024 [Member]
Statement [Line Items]
Trade and other payables	8,429,000
Lease liability	929,000
Promissory notes	3,500
Short term loans	1,026,000
Working capital facility	11,821,000
Other payable	1,365,000
Total financial liabilities	27,070,000
Financial Liabilities 2025 [Member]
Statement [Line Items]
Trade and other payables	0
Lease liability	950,000
Promissory notes	0
Short term loans	0
Working capital facility	0
Other payable	490,000
Total financial liabilities	1,440,000
Financial Liabilities 2026 [Member]
Statement [Line Items]
Trade and other payables	0
Lease liability	789,000
Promissory notes	0
Short term loans	0
Working capital facility	0
Other payable	215,000
Total financial liabilities	1,004,000
Financial Liabilities 2027 [Member]
Statement [Line Items]
Trade and other payables	0
Lease liability	745,000
Promissory notes	0
Short term loans	0
Working capital facility	0
Other payable	56,000
Total financial liabilities	801,000
Financial Liabilities 2028 & beyond [Member]
Statement [Line Items]
Trade and other payables	0
Lease liability	1,737,000
Promissory notes	0
Short term loans	0
Working capital facility	0
Other payable	38,000
Total financial liabilities	$ 1,775,000